Annual Fund Operating Expenses - Great-West Aggressive Profile Fund	Apr. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.10%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	none
Shareholder Services Fees	none
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	0.80%	[1]
Investor
Operating Expenses:
Management Fees	0.10%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.35%
Shareholder Services Fees	0.35%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	1.15%	[1]
L
Operating Expenses:
Management Fees	0.10%
Distribution and Service (12b-1) Fees	0.25%
Total Other Expenses	0.35%
Shareholder Services Fees	0.35%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	1.40%	[1]

[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.